Lease Prepayments (Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Amortization of Leased Asset	¥ 524	$ 81	¥ 524	¥ 524
Finite-Lived Intangible Assets, Net	¥ 15,623				$ 2,401
Land Subject To Ground Leases Maturity Date Description	The land use rights for land with area of approximately 43,878 square meters, 30,373 square meters will expire in November 2050 and May 2053, respectively.	The land use rights for land with area of approximately 43,878 square meters, 30,373 square meters will expire in November 2050 and May 2053, respectively.